Cash and Bank Balances - Schedule of Fixed Deposits Pledged to Financial Institution (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Fixed Deposits Pledged to Financial Institution [Abstract]
Cash and bank balances	$ 4,584,307	RM 18,713,143		RM 23,723,687
Less: Long-term fixed deposits pledged	(84,141)	(343,464)		(8,906,833)
Cash and cash equivalents per consolidated statements of cash flows	$ 4,500,166	RM 18,369,679	$ 3,629,803	RM 14,816,854	RM 3,493,475	RM 4,552,611